Related party disclosures	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Related party disclosures
29.	Related party disclosures
The ultimate parent
As of December 31, 2023, the controlling shareholder of the Company, HLA, indirectly owned 18,270,965, or 44.7% (2022: 18,270,965, or 44.7%), of the ordinary shares in the capital of the Company, as well as a special share that entitles it to elect a majority of directors of the Company. HLA controls the Company through its wholly-owned subsidiary, HLC, and through HL Technology Systems Pte. Ltd. (“HLT”), a wholly-owned subsidiary of HLC. HLT owns approximately 23.3% (2022: 23.3%) of the ordinary shares in the capital of the Company and is, and has since August 2002 been, the registered holder of the special share. HLA also owns, through another wholly-owned subsidiary, Well Summit Investments Limited, approximately 21.4% (2022: 21.4%) of the ordinary shares in the capital of the Company. HLA is a member of the Hong Leong Investment Holdings Pte. Ltd., or Hong Leong Investment group of companies. Prior to August 2002, the Company was controlled by Diesel Machinery (BVI) Limited, which, until its dissolution, was a holding company controlled by HLC and was the prior owner of the special share. Through HLT’s stock ownership and the rights accorded to the special share under
Bye-Laws
of the Company and various agreements among shareholders, HLA is able to effectively approve and effect most corporate transactions.
In 2023, there were transactions other than dividends paid, between the Group and HLA of RMB 0.5 million (less than US$ 0.1 million) (2022: RMB 0.4 million; 2021: RMB 0.5 million). The transaction relates to consultancy fees charged by HLA.
Entity with significant influence over the Group
As of December 31, 2023, the Yulin City Government through Coomber Investment Ltd. owned 18.2% (2022: 17.2%) of the ordinary shares in the capital of the Company.

The following provides the significant transactions that have been entered into with related parties for the relevant financial year.

	31.12.2021	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	RMB’000	US$’000
Sales of engines and parts
- associates and joint ventures	393,440	411,010	924,971	130,212
- GY and its affiliates	3,223,785	2,262,306	2,034,304	286,376
Purchase of parts, supplies and engines
- associates and joint ventures	2,036,675	1,396,611	1,614,814	227,323
- GY and its affiliates	1,307,137	1,053,607	1,804,457	254,020
Hospitality, restaurant, consultancy and other service income charged to
- a joint venture	2,152	5,803	18,427	2,594
- GY and its affiliates	6,609	10,398	18,023	2,537
Service charge charged by
- joint ventures	5,023	128	2,094	295
Rental income
- joint ventures	4,415	4,634	3,834	540
- GY and its affiliates	275	580	12,227	1,721
Sales of an intangible asset to a joint venture	—	—	101,390	14,273
Property management service expenses
- GY and its affiliates	21,978	22,128	24,668	3,473
Selling, general and administrative expenses
- a joint venture	2,530	—	—	—
- GY and its affiliates	9,315	30,151	34,178	4,811
- HLA and its affiliates	7,188	8,994	9,194	1,294
Delivery, storage, distribution and handling expenses
- GY and its affiliates	300,699	201,669	212,566	29,924
Payment for lease liabilities
- GY and its affiliates	17,215	19,802	19,615	2,761
Purchases of vehicles and machineries
- GY and its affiliates	3,460	2,513	—	—

In addition to the above, Yuchai also entered into transactions with other PRC Government owned enterprises. Management considers that these transactions were entered into in the normal course of business and expects that these transactions will continue on normal commercial terms.
The transactions with related parties are made at terms agreed between the parties.
Compensation of key management personnel of the Group

	31.12.2021	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	RMB’000	US$’000
Short-term employee benefits	25,289	25,011	30,147	4,244
Contribution to defined contribution plans	273	208	305	43

	25,562	25,219	30,452	4,287

The
non-executive
directors do not receive pension entitlements from the Group.